JPMorgan US Equity Fund Expense Example, No Redemption - A C I Shares [Member] - JPMorgan US Equity Fund	Jun. 30, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 616
Expense Example, No Redemption, 3 Years	813
Expense Example, No Redemption, 5 Years	1,026
Expense Example, No Redemption, 10 Years	1,639
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	147
Expense Example, No Redemption, 3 Years	460
Expense Example, No Redemption, 5 Years	796
Expense Example, No Redemption, 10 Years	1,609
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	70
Expense Example, No Redemption, 3 Years	223
Expense Example, No Redemption, 5 Years	389
Expense Example, No Redemption, 10 Years	$ 870